S000070653 [Member] Expense Example - iShares International Developed Small Cap Value Factor ETF - iShares International Developed Small Cap Value Factor ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393